Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2014
Total Capital (to Risk-Weighted Assets):
Corporation	$4,122,238	19.41%	$1,698,712	8%
BPPR	2,973,500	17.00	1,399,664	8
BPNA	1,216,065	35.77	271,952	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,849,891	18.13%	$849,356	4%
BPPR	2,749,051	15.71	699,832	4
BPNA	1,182,899	34.80	135,976	4

Tier I Capital (to Average Assets):
Corporation	$3,849,891	11.94%	$967,505	3%
			1,290,007	4
BPPR	2,749,051	10.63	775,566	3
			1,034,089	4
BPNA	1,182,899	20.01	177,376	3
			236,502	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2013
Total Capital (to Risk-Weighted Assets):
Corporation	$4,761,555	20.42%	$1,865,494	8%
BPPR	2,607,018	14.76	1,413,292	8
BPNA	1,400,740	25.47	439,908	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,464,742	19.15%	$932,747	4%
BPPR	2,381,347	13.48	706,646	4
BPNA	1,331,471	24.21	219,954	4

Tier I Capital (to Average Assets):
Corporation	$4,464,742	12.85%	$1,042,384	3%
			1,389,845	4
BPPR	2,381,347	9.21	775,562	3
			1,034,083	4
BPNA	1,331,471	15.92	250,931	3
			334,575	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized [Table Text Block]
	2014		2013
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,749,580	10%	$1,766,615	10%
BPNA	339,939	10	549,885	10

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,049,748	6%	$1,059,969	6%
BPNA	203,964	6	329,931	6

Tier I Capital (to Average Assets):
BPPR	$1,292,611	5%	$1,292,604	5%
BPNA	295,627	5	418,219	5

Schedule of Basel 3 Requirements [Table Text Block]
			Minimum Capital Plus Capital Conservation Buffer
	Minimum Capital	Well-Capitalized	2016	2017	2018	2019
Common Equity Tier 1 to Risk-Weighted Assets	4.5%	6.5%	5.125%	5.750%	6.375%	7.000%
Tier 1 Capital to Risk-Weighted Assets	6.0	8.0	6.625	7.250	7.875	8.500
Total Capital to Risk-Weighted Assets	8.0	10.0	8.625	9.250	9.875	10.500
Leverage Ratio	4.0	5.0	N/A	N/A	N/A	N/A